Reconciliation of the Differences between Basic and Diluted EPS (Reconciliation of the Differences between Basic and Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share [Abstract]
Net income attributable to Sony Corporation's stockholders for basic and diluted EPS computation	¥ 490,794	¥ 73,289	¥ 147,791
Weighted-average shares outstanding	1,263,895	1,262,023	1,237,802
Effect of dilutive securities:
Stock acquisition rights	4,565	2,358	2,109
Zero coupon convertible bonds	23,960	23,962	17,972
Weighted-average shares for diluted EPS computation	1,292,420	1,288,343	1,257,883
Basic EPS	¥ 388.32	¥ 58.07	¥ 119.40
Diluted EPS	¥ 379.75	¥ 56.89	¥ 117.49